Borrowings - Narrative (Details) $ in Thousands							6 Months Ended
	Jun. 01, 2026 USD ($)	Mar. 10, 2026 USD ($)	Feb. 10, 2026 USD ($)	Jan. 14, 2026 USD ($)	Jan. 14, 2026 CAD ($)	May 08, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 22, 2026 USD ($)
Borrowings [abstract]
Line of credit maximum borrowing capacity			$ 100,000,000			$ 50,000,000			$ 150,000
Line of credit incremental accordion feature			$ 50,000,000			$ 50,000,000
Term			3 years			3 years
Proceeds from borrowings	$ 10,000	$ 30,000,000		$ 50,000,000	$ 69,430		$ 89,107,000	$ 0
Borrowing capacity increase			$ 50,000,000						$ 50,000
Borrowings							$ 90,000,000